Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SARATOGA ADVANTAGE TRUST
Entity Central Index Key	0000924628
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Large Capitalization Value Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Value Fund
Class Name	Class A
Trading Symbol	SLVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class A	$97	1.93% (annualized)

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.93%
Net Assets	$ 18,049,555
Holdings Count | Integer	23
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$18,049,555	Portfolio Turnover Rate	41%
Number of Portfolio Holdings	23

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]
Top Holdings (%)
Henry Schein, Inc	7.30
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.20
AMETEK, Inc	6.40
Williams Companies, Inc	6.10
Clean Harbors, Inc	5.60
Primo Brands Corp	5.30
API Group Corp	5.10
Quest Diagnostics, Inc	4.80
Martin Marietta Materials, Inc	4.70
Capital One Financial Corp	4.50

Large Capitalization Value Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Value Fund
Class Name	Class C
Trading Symbol	SLVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class C	$127	2.53% (annualized)

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.53%
Net Assets	$ 18,049,555
Holdings Count | Integer	23
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$18,049,555	Portfolio Turnover Rate	41%
Number of Portfolio Holdings	23

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]
Top Holdings (%)
Henry Schein, Inc	7.30
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.20
AMETEK, Inc	6.40
Williams Companies, Inc	6.10
Clean Harbors, Inc	5.60
Primo Brands Corp	5.30
API Group Corp	5.10
Quest Diagnostics, Inc	4.80
Martin Marietta Materials, Inc	4.70
Capital One Financial Corp	4.50

Large Capitalization Value Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Value Fund
Class Name	Class I
Trading Symbol	SLCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class I	$77	1.53% (annualized)

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.53%
Net Assets	$ 18,049,555
Holdings Count | Integer	23
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$18,049,555	Portfolio Turnover Rate	41%
Number of Portfolio Holdings	23

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]
Top Holdings (%)
Henry Schein, Inc	7.30
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.20
AMETEK, Inc	6.40
Williams Companies, Inc	6.10
Clean Harbors, Inc	5.60
Primo Brands Corp	5.30
API Group Corp	5.10
Quest Diagnostics, Inc	4.80
Martin Marietta Materials, Inc	4.70
Capital One Financial Corp	4.50

Large Capitalization Growth Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Growth Fund
Class Name	Class A
Trading Symbol	SLGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class A	$106	2.17% (annualized)

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.17%
Net Assets	$ 34,252,179
Holdings Count | Integer	59
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$34,252,179	Portfolio Turnover Rate	36%
Number of Portfolio Holdings	59

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
NVIDIA Corp	9.40
Apple, Inc	9.00
Microsoft Corp	4.80
Broadcom, Inc	4.50
Amazon.com, Inc	4.00
Arista Networks, Inc	2.40
Alphabet, Inc Class A	2.40
Alphabet, Inc Class C	2.40
Brookings Holdings, Inc	2.30
Charles Schwab Corp	2.30

Large Capitalization Growth Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Growth Fund
Class Name	Class C
Trading Symbol	SLGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class C	$135	2.77% (annualized)

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.77%
Net Assets	$ 34,252,179
Holdings Count | Integer	59
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$34,252,179	Portfolio Turnover Rate	36%
Number of Portfolio Holdings	59

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
NVIDIA Corp	9.40
Apple, Inc	9.00
Microsoft Corp	4.80
Broadcom, Inc	4.50
Amazon.com, Inc	4.00
Arista Networks, Inc	2.40
Alphabet, Inc Class A	2.40
Alphabet, Inc Class C	2.40
Brookings Holdings, Inc	2.30
Charles Schwab Corp	2.30

Large Capitalization Growth Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Growth Fund
Class Name	Class I
Trading Symbol	SLCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class I	$87	1.77% (annualized)

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.77%
Net Assets	$ 34,252,179
Holdings Count | Integer	59
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$34,252,179	Portfolio Turnover Rate	36%
Number of Portfolio Holdings	59

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
NVIDIA Corp	9.40
Apple, Inc	9.00
Microsoft Corp	4.80
Broadcom, Inc	4.50
Amazon.com, Inc	4.00
Arista Networks, Inc	2.40
Alphabet, Inc Class A	2.40
Alphabet, Inc Class C	2.40
Brookings Holdings, Inc	2.30
Charles Schwab Corp	2.30

Mid Capitalization Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Mid Capitalization Fund
Class Name	Class A
Trading Symbol	SPMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class A	$155	3.06% (annualized)

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	3.06%
Net Assets	$ 11,327,946
Holdings Count | Integer	60
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$11,327,946	Portfolio Turnover Rate	53%
Number of Portfolio Holdings	60

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Hubbell, Inc	4.00
Evergy, Inc	3.50
CMS Energy Corp	3.46
WEC Energy Group, Inc	3.43
Alliant Energy Corp	3.42
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.36
Monolithic Power Systems, Inc	3.21
Burlington Stores, Inc	2.97
TechnipFMC plc	2.82
Curtis-Wright Corp	2.78

Mid Capitalization Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Mid Capitalization Fund
Class Name	Class C
Trading Symbol	SPMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class C	$185	3.66% (annualized)

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	3.66%
Net Assets	$ 11,327,946
Holdings Count | Integer	60
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$11,327,946	Portfolio Turnover Rate	53%
Number of Portfolio Holdings	60

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Hubbell, Inc	4.00
Evergy, Inc	3.50
CMS Energy Corp	3.46
WEC Energy Group, Inc	3.43
Alliant Energy Corp	3.42
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.36
Monolithic Power Systems, Inc	3.21
Burlington Stores, Inc	2.97
TechnipFMC plc	2.82
Curtis-Wright Corp	2.78

Mid Capitalization Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Mid Capitalization Fund
Class Name	Class I
Trading Symbol	SMIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class I	$135	2.66% (annualized)

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.66%
Net Assets	$ 11,327,946
Holdings Count | Integer	60
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$11,327,946	Portfolio Turnover Rate	53%
Number of Portfolio Holdings	60

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Hubbell, Inc	4.00
Evergy, Inc	3.50
CMS Energy Corp	3.46
WEC Energy Group, Inc	3.43
Alliant Energy Corp	3.42
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.36
Monolithic Power Systems, Inc	3.21
Burlington Stores, Inc	2.97
TechnipFMC plc	2.82
Curtis-Wright Corp	2.78

Small Capitalization Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Small Capitalization Fund
Class Name	Class A
Trading Symbol	SSCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class A	$138	2.76% (annualized)

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	2.76%
Net Assets	$ 7,029,791
Holdings Count | Integer	102
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$7,029,791	Portfolio Turnover Rate	59%
Number of Portfolio Holdings	102

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.86
Advanced Energy Industries, Inc	1.98
Vestis Corp	1.95
Watts Water Technologies, Inc	1.94
Kulicke & Soffa Industries, Inc	1.92
Krystal Biotech, Inc	1.92
Comfort Systems USA, Inc	1.91
Allient, Inc	1.83
Fabrinet	1.75
EMCOR Group, Inc	1.74

Small Capitalization Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Small Capitalization Fund
Class Name	Class C
Trading Symbol	SSCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class C	$168	3.36% (annualized)

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	3.36%
Net Assets	$ 7,029,791
Holdings Count | Integer	102
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$7,029,791	Portfolio Turnover Rate	59%
Number of Portfolio Holdings	102

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.86
Advanced Energy Industries, Inc	1.98
Vestis Corp	1.95
Watts Water Technologies, Inc	1.94
Kulicke & Soffa Industries, Inc	1.92
Krystal Biotech, Inc	1.92
Comfort Systems USA, Inc	1.91
Allient, Inc	1.83
Fabrinet	1.75
EMCOR Group, Inc	1.74

Small Capitalization Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Small Capitalization Fund
Class Name	Class I
Trading Symbol	SSCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class I	$118	2.36% (annualized)

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.36%
Net Assets	$ 7,029,791
Holdings Count | Integer	102
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$7,029,791	Portfolio Turnover Rate	59%
Number of Portfolio Holdings	102

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.86
Advanced Energy Industries, Inc	1.98
Vestis Corp	1.95
Watts Water Technologies, Inc	1.94
Kulicke & Soffa Industries, Inc	1.92
Krystal Biotech, Inc	1.92
Comfort Systems USA, Inc	1.91
Allient, Inc	1.83
Fabrinet	1.75
EMCOR Group, Inc	1.74

International Equity Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga International Equity Fund
Class Name	Class A
Trading Symbol	SIEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class A	$172	3.37% (annualized)

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	3.37%
Net Assets	$ 3,958,715
Holdings Count | Integer	43
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,958,715	Portfolio Turnover Rate	39%
Number of Portfolio Holdings	43

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Tiawan Semiconductor Manufacturing Co Ltd	4.07
Kinross Gold Corp	3.82
SK Hynix, Inc	3.73
Obayashi Corp	3.21
Rolls-Royce Holdings plc	3.19
DBS Group Holdings Ltd	2.89
Sumitomo Mitsui Financial Group, Inc	2.86
Siemens Energy A.G.	2.84
Banco Santander SA	2.82
GEA Group A.G.	2.82

Regional Exposure (%)
Americas	6.58
Greater Europe	46.06
Greater Asia	47.36

International Equity Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga International Equity Fund
Class Name	Class C
Trading Symbol	SIECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class C	$202	3.97% (annualized)

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	3.97%
Net Assets	$ 3,958,715
Holdings Count | Integer	43
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,958,715	Portfolio Turnover Rate	39%
Number of Portfolio Holdings	43

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Tiawan Semiconductor Manufacturing Co Ltd	4.07
Kinross Gold Corp	3.82
SK Hynix, Inc	3.73
Obayashi Corp	3.21
Rolls-Royce Holdings plc	3.19
DBS Group Holdings Ltd	2.89
Sumitomo Mitsui Financial Group, Inc	2.86
Siemens Energy A.G.	2.84
Banco Santander SA	2.82
GEA Group A.G.	2.82

Regional Exposure (%)
Americas	6.58
Greater Europe	46.06
Greater Asia	47.36

International Equity Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga International Equity Fund
Class Name	Class I
Trading Symbol	SIEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class I	$152	2.97% (annualized)

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	2.97%
Net Assets	$ 3,958,715
Holdings Count | Integer	43
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,958,715	Portfolio Turnover Rate	39%
Number of Portfolio Holdings	43

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Tiawan Semiconductor Manufacturing Co Ltd	4.07
Kinross Gold Corp	3.82
SK Hynix, Inc	3.73
Obayashi Corp	3.21
Rolls-Royce Holdings plc	3.19
DBS Group Holdings Ltd	2.89
Sumitomo Mitsui Financial Group, Inc	2.86
Siemens Energy A.G.	2.84
Banco Santander SA	2.82
GEA Group A.G.	2.82

Regional Exposure (%)
Americas	6.58
Greater Europe	46.06
Greater Asia	47.36

Health & Biotechnology Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Health & Biotechnology Fund
Class Name	Class A
Trading Symbol	SHPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class A	$164	3.16% (annualized)

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	3.16%
Net Assets	$ 11,600,773
Holdings Count | Integer	29
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$11,600,773	Portfolio Turnover Rate	5%
Number of Portfolio Holdings	29

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Cardinal Health, Inc	6.78
McKesson Corp	5.88
Amgen Inc	5.86
Cencora, Inc	5.40
Jazz Pharmaceuticals plc	5.31
United Therapeutics Corp	5.04
Novartis A.G.	4.56
Regeneron Pharmaceuticals, Inc	4.51
Gilead Sciences, Inc.	3.94
Johnson & Johnson	3.90

Health & Biotechnology Porfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Health & Biotechnology Fund
Class Name	Class C
Trading Symbol	SHPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class C	$195	3.76% (annualized)

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	3.76%
Net Assets	$ 11,600,773
Holdings Count | Integer	29
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$11,600,773	Portfolio Turnover Rate	5%
Number of Portfolio Holdings	29

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Cardinal Health, Inc	6.78
McKesson Corp	5.88
Amgen Inc	5.86
Cencora, Inc	5.40
Jazz Pharmaceuticals plc	5.31
United Therapeutics Corp	5.04
Novartis A.G.	4.56
Regeneron Pharmaceuticals, Inc	4.51
Gilead Sciences, Inc.	3.94
Johnson & Johnson	3.90

Health & Biotechnology Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Health & Biotechnology Fund
Class Name	Class I
Trading Symbol	SBHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class I	$144	2.76% (annualized)

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	2.76%
Net Assets	$ 11,600,773
Holdings Count | Integer	29
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$11,600,773	Portfolio Turnover Rate	5%
Number of Portfolio Holdings	29

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Cardinal Health, Inc	6.78
McKesson Corp	5.88
Amgen Inc	5.86
Cencora, Inc	5.40
Jazz Pharmaceuticals plc	5.31
United Therapeutics Corp	5.04
Novartis A.G.	4.56
Regeneron Pharmaceuticals, Inc	4.51
Gilead Sciences, Inc.	3.94
Johnson & Johnson	3.90

Technology & Communications Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Technology & Communications Fund
Class Name	Class A
Trading Symbol	STPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class A	$143	2.91% (annualized)

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	2.91%
Net Assets	$ 37,773,110
Holdings Count | Integer	25
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$37,773,110	Portfolio Turnover Rate	1%
Number of Portfolio Holdings	25

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Alphabet, Inc Class C	9.91
KLA Corp	8.41
NVIDIA Corp	7.46
Amazon.com Inc	6.50
Visa, Inc Class A	6.23
Cisco Systems, Inc	6.10
Microsoft Corp	5.97
Broadcom, Inc	5.50
Meta Platforms, Inc Class A	5.14
Apple, Inc	4.73

Technology & Communications Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Technology & Communications Fund
Class Name	Class C
Trading Symbol	STPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class C	$172	3.51% (annualized)

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	3.51%
Net Assets	$ 37,773,110
Holdings Count | Integer	25
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$37,773,110	Portfolio Turnover Rate	1%
Number of Portfolio Holdings	25

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Alphabet, Inc Class C	9.91
KLA Corp	8.41
NVIDIA Corp	7.46
Amazon.com Inc	6.50
Visa, Inc Class A	6.23
Cisco Systems, Inc	6.10
Microsoft Corp	5.97
Broadcom, Inc	5.50
Meta Platforms, Inc Class A	5.14
Apple, Inc	4.73

Technology & Communications Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Technology & Communications Fund
Class Name	Class I
Trading Symbol	STPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class I	$123	2.51% (annualized)

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.51%
Net Assets	$ 37,773,110
Holdings Count | Integer	25
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$37,773,110	Portfolio Turnover Rate	1%
Number of Portfolio Holdings	25

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Alphabet, Inc Class C	9.91
KLA Corp	8.41
NVIDIA Corp	7.46
Amazon.com Inc	6.50
Visa, Inc Class A	6.23
Cisco Systems, Inc	6.10
Microsoft Corp	5.97
Broadcom, Inc	5.50
Meta Platforms, Inc Class A	5.14
Apple, Inc	4.73

Investment Quality Bond Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Investment Quality Bond Fund
Class Name	Class A
Trading Symbol	SQBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class A	$117	2.36% (annualized)

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.36%
Net Assets	$ 8,400,846
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$8,400,846	Portfolio Turnover Rate	13%
Number of Portfolio Holdings	3

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	90.98
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.58
Vanguard Short-Term Bond Index Fund, Admiral Class	4.44

Investment Quality Bond Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Investment Quality Bond Fund
Class Name	Class C
Trading Symbol	SQBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class C	$128	2.58% (annualized)

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.58%
Net Assets	$ 8,400,846
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$8,400,846	Portfolio Turnover Rate	13%
Number of Portfolio Holdings	3

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	90.98
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.58
Vanguard Short-Term Bond Index Fund, Admiral Class	4.44

Investment Quality Bond Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Investment Quality Bond Fund
Class Name	Class I
Trading Symbol	SIBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class I	$97	1.96% (annualized)

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.96%
Net Assets	$ 8,400,846
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$8,400,846	Portfolio Turnover Rate	13%
Number of Portfolio Holdings	3

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	90.98
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.58
Vanguard Short-Term Bond Index Fund, Admiral Class	4.44

U.S. Government Money Market Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga US Government Money Market Fund
Class Name	Class A
Trading Symbol	SGAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class A	$91	1.84% (annualized)

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.84%
Net Assets	$ 4,292,083
Holdings Count | Integer	4
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$4,292,083	Portfolio Turnover Rate	NA
Number of Portfolio Holdings	4

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

U.S. Government Money Market Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga US Government Money Market Fund
Class Name	Class C
Trading Symbol	SZCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class C	$120	2.44% (annualized)

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.44%
Net Assets	$ 4,292,083
Holdings Count | Integer	4
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$4,292,083	Portfolio Turnover Rate	NA
Number of Portfolio Holdings	4

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

U.S. Government Money Market Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga US Government Money Market Fund
Class Name	Class I
Trading Symbol	SGMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class I	$71	1.43% (annualized)

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%
Net Assets	$ 4,292,083
Holdings Count | Integer	4
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$4,292,083	Portfolio Turnover Rate	NA
Number of Portfolio Holdings	4

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Aggressive Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Aggressive Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SABAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class A	$62	1.24% (annualized)

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Net Assets	$ 1,779,351
Holdings Count | Integer	11
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,779,351	Portfolio Turnover Rate	18%
Number of Portfolio Holdings	11

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	16.0
Saratoga Large Cap Growth Fund, Class I	14.9
Saratoga Large Cap Value Fund, Class I	14.8
Saratoga Mid Capitalization Fund, Class I	13.1
Saratoga Small Capitalization Fund, Class I	9.7
Vanguard Total International Stock Index Fund, Admiral Class	8.6
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.1
Saratoga Technology & Comm Fund, Class I	6.2
Eaton Vance Global Macro Absolute Return Fund, Class I	4.0
Saratoga Health & Biotech Fund, Class I	3.8

Aggressive Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Aggressive Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SABCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class C	$99	1.99% (annualized)

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.99%
Net Assets	$ 1,779,351
Holdings Count | Integer	11
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,779,351	Portfolio Turnover Rate	18%
Number of Portfolio Holdings	11

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	16.0
Saratoga Large Cap Growth Fund, Class I	14.9
Saratoga Large Cap Value Fund, Class I	14.8
Saratoga Mid Capitalization Fund, Class I	13.1
Saratoga Small Capitalization Fund, Class I	9.7
Vanguard Total International Stock Index Fund, Admiral Class	8.6
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.1
Saratoga Technology & Comm Fund, Class I	6.2
Eaton Vance Global Macro Absolute Return Fund, Class I	4.0
Saratoga Health & Biotech Fund, Class I	3.8

Aggressive Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Aggressive Balanced Allocation Fund
Class Name	Class I
Trading Symbol	SABIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Net Assets	$ 1,779,351
Holdings Count | Integer	11
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,779,351	Portfolio Turnover Rate	18%
Number of Portfolio Holdings	11

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	16.0
Saratoga Large Cap Growth Fund, Class I	14.9
Saratoga Large Cap Value Fund, Class I	14.8
Saratoga Mid Capitalization Fund, Class I	13.1
Saratoga Small Capitalization Fund, Class I	9.7
Vanguard Total International Stock Index Fund, Admiral Class	8.6
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.1
Saratoga Technology & Comm Fund, Class I	6.2
Eaton Vance Global Macro Absolute Return Fund, Class I	4.0
Saratoga Health & Biotech Fund, Class I	3.8

Conservative Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Conservative Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SCAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class A	$62	1.24% (annualized)

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Net Assets	$ 3,321,700
Holdings Count | Integer	9
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,321,700	Portfolio Turnover Rate	15%
Number of Portfolio Holdings	9

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	33.5
Dreyfus Inst Prefer Govt Money Mkt Inst Class	14.0
Saratoga Large Cap Growth Fund, Class I	13.2
Saratoga Large Cap Value Fund, Class I	12.9
Saratoga Mid Capitalization Fund, Class I	11.4
Eaton Vance Global Macro Absolute Return Fund, Class I	8.1
Vanguard Short-Term Bond Index Fund, Admiral Class	2.9
Saratoga Small Capitalization Fund, Class I	2.4
Vanguard Total International Stock Index Fund, Admiral Class	1.7

Conservative Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Conservative Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SUMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class C	$99	1.99% (annualized)

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.99%
Net Assets	$ 3,321,700
Holdings Count | Integer	9
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,321,700	Portfolio Turnover Rate	15%
Number of Portfolio Holdings	9

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	33.5
Dreyfus Inst Prefer Govt Money Mkt Inst Class	14.0
Saratoga Large Cap Growth Fund, Class I	13.2
Saratoga Large Cap Value Fund, Class I	12.9
Saratoga Mid Capitalization Fund, Class I	11.4
Eaton Vance Global Macro Absolute Return Fund, Class I	8.1
Vanguard Short-Term Bond Index Fund, Admiral Class	2.9
Saratoga Small Capitalization Fund, Class I	2.4
Vanguard Total International Stock Index Fund, Admiral Class	1.7

Conservative Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Conservative Balanced Allocation Fund
Class Name	Class I
Trading Symbol	LUNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 3,321,700
Holdings Count | Integer	9
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,321,700	Portfolio Turnover Rate	15%
Number of Portfolio Holdings	9

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	33.5
Dreyfus Inst Prefer Govt Money Mkt Inst Class	14.0
Saratoga Large Cap Growth Fund, Class I	13.2
Saratoga Large Cap Value Fund, Class I	12.9
Saratoga Mid Capitalization Fund, Class I	11.4
Eaton Vance Global Macro Absolute Return Fund, Class I	8.1
Vanguard Short-Term Bond Index Fund, Admiral Class	2.9
Saratoga Small Capitalization Fund, Class I	2.4
Vanguard Total International Stock Index Fund, Admiral Class	1.7

Moderate Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Moderate Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SMPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class A	$62	1.24% (annualized)

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Net Assets	$ 2,646,558
Holdings Count | Integer	11
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$2,646,558	Portfolio Turnover Rate	12%
Number of Portfolio Holdings	11

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	22.0
Saratoga Large Cap Growth Fund, Class I	15.9
Saratoga Large Cap Value Fund, Class I	15.8
Saratoga Mid Capitalization Fund, Class I	13.9
Dreyfus Inst Prefer Govt Money Mkt Inst Class	10.6
Eaton Vance Global Macro Absolute Return Fund, Class I	6.0
Saratoga Small Capitalization Fund, Class I	4.7
Saratoga Technology & Comm Fund, Class I	3.5
Vanguard Total International Stock Index Fund, Admiral Class	3.3
Vanguard Short-Term Bond Index Fund, Admiral Class	2.6

Moderate Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Moderate Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SBMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class C	$99	1.99% (annualized)

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.99%
Net Assets	$ 2,646,558
Holdings Count | Integer	11
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$2,646,558	Portfolio Turnover Rate	12%
Number of Portfolio Holdings	11

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	22.0
Saratoga Large Cap Growth Fund, Class I	15.9
Saratoga Large Cap Value Fund, Class I	15.8
Saratoga Mid Capitalization Fund, Class I	13.9
Dreyfus Inst Prefer Govt Money Mkt Inst Class	10.6
Eaton Vance Global Macro Absolute Return Fund, Class I	6.0
Saratoga Small Capitalization Fund, Class I	4.7
Saratoga Technology & Comm Fund, Class I	3.5
Vanguard Total International Stock Index Fund, Admiral Class	3.3
Vanguard Short-Term Bond Index Fund, Admiral Class	2.6

Moderate Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Moderate Balanced Allocation Fund
Class Name	Class I
Trading Symbol	SBMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 2,646,558
Holdings Count | Integer	11
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$2,646,558	Portfolio Turnover Rate	12%
Number of Portfolio Holdings	11

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	22.0
Saratoga Large Cap Growth Fund, Class I	15.9
Saratoga Large Cap Value Fund, Class I	15.8
Saratoga Mid Capitalization Fund, Class I	13.9
Dreyfus Inst Prefer Govt Money Mkt Inst Class	10.6
Eaton Vance Global Macro Absolute Return Fund, Class I	6.0
Saratoga Small Capitalization Fund, Class I	4.7
Saratoga Technology & Comm Fund, Class I	3.5
Vanguard Total International Stock Index Fund, Admiral Class	3.3
Vanguard Short-Term Bond Index Fund, Admiral Class	2.6

Moderately Aggressive Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Aggressive Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SAMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class A	$62	1.24% (annualized)

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Net Assets	$ 1,305,328
Holdings Count | Integer	11
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,305,328	Portfolio Turnover Rate	15%
Number of Portfolio Holdings	11

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	20.0
Saratoga Large Cap Value Fund, Class I	15.5
Saratoga Large Cap Growth Fund, Class I	15.4
Saratoga Mid Capitalization Fund, Class I	13.5
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.6
Saratoga Small Capitalization Fund, Class I	7.4
Vanguard Total International Stock Index Fund, Admiral Class	5.6
Eaton Vance Global Macro Absolute Return Fund, Class I	5.1
Saratoga Technology & Comm Fund, Class I	4.4
Saratoga Health & Biotech Fund, Class I	2.5

Moderately Aggressive Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Aggressive Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SAMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class C	$99	1.99% (annualized)

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.99%
Net Assets	$ 1,305,328
Holdings Count | Integer	11
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,305,328	Portfolio Turnover Rate	15%
Number of Portfolio Holdings	11

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	20.0
Saratoga Large Cap Value Fund, Class I	15.5
Saratoga Large Cap Growth Fund, Class I	15.4
Saratoga Mid Capitalization Fund, Class I	13.5
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.6
Saratoga Small Capitalization Fund, Class I	7.4
Vanguard Total International Stock Index Fund, Admiral Class	5.6
Eaton Vance Global Macro Absolute Return Fund, Class I	5.1
Saratoga Technology & Comm Fund, Class I	4.4
Saratoga Health & Biotech Fund, Class I	2.5

Moderately Aggressive Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Aggressive Balanced Allocation Fund
Class Name	Class I
Trading Symbol	SAMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 1,305,328
Holdings Count | Integer	11
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,305,328	Portfolio Turnover Rate	15%
Number of Portfolio Holdings	11

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	20.0
Saratoga Large Cap Value Fund, Class I	15.5
Saratoga Large Cap Growth Fund, Class I	15.4
Saratoga Mid Capitalization Fund, Class I	13.5
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.6
Saratoga Small Capitalization Fund, Class I	7.4
Vanguard Total International Stock Index Fund, Admiral Class	5.6
Eaton Vance Global Macro Absolute Return Fund, Class I	5.1
Saratoga Technology & Comm Fund, Class I	4.4
Saratoga Health & Biotech Fund, Class I	2.5

Moderately Conservative Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Conservative Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SMACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class A	$62	1.24% (annualized)

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Net Assets	$ 936,508
Holdings Count | Integer	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$936,508	Portfolio Turnover Rate	11%
Number of Portfolio Holdings	9

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	26.4
Saratoga Large Cap Growth Fund, Class I	14.5
Saratoga Large Cap Value Fund, Class I	14.5
Saratoga Mid Capitalization Fund, Class I	13.3
Dreyfus Inst Prefer Govt Money Mkt Inst Class	10.1
Eaton Vance Global Macro Absolute Return Fund, Class I	7.1
Saratoga Small Capitalization Fund, Class I	6.6
Vanguard Total International Stock Index Fund, Admiral Class	5.1
Vanguard Short-Term Bond Index Fund, Admiral Class	2.9

Moderately Conservative Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Conservative Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SBCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class C	$99	1.99% (annualized)

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.99%
Net Assets	$ 936,508
Holdings Count | Integer	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$936,508	Portfolio Turnover Rate	11%
Number of Portfolio Holdings	9

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	26.4
Saratoga Large Cap Growth Fund, Class I	14.5
Saratoga Large Cap Value Fund, Class I	14.5
Saratoga Mid Capitalization Fund, Class I	13.3
Dreyfus Inst Prefer Govt Money Mkt Inst Class	10.1
Eaton Vance Global Macro Absolute Return Fund, Class I	7.1
Saratoga Small Capitalization Fund, Class I	6.6
Vanguard Total International Stock Index Fund, Admiral Class	5.1
Vanguard Short-Term Bond Index Fund, Admiral Class	2.9

Moderately Conservative Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Conservative Balanced Allocation Fund
Class Name	Class I
Trading Symbol	SMICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 936,508
Holdings Count | Integer	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$936,508	Portfolio Turnover Rate	11%
Number of Portfolio Holdings	9

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	26.4
Saratoga Large Cap Growth Fund, Class I	14.5
Saratoga Large Cap Value Fund, Class I	14.5
Saratoga Mid Capitalization Fund, Class I	13.3
Dreyfus Inst Prefer Govt Money Mkt Inst Class	10.1
Eaton Vance Global Macro Absolute Return Fund, Class I	7.1
Saratoga Small Capitalization Fund, Class I	6.6
Vanguard Total International Stock Index Fund, Admiral Class	5.1
Vanguard Short-Term Bond Index Fund, Admiral Class	2.9